CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (164,835)	$ (39,324)	$ (53,719)
Available-for-sale securities (See Note 10):
Change in unrealized investment gains (losses)	2,877	1,383	(518)
Reclassification of (gains) losses realized in net loss	(3,237)	(95)	40
Net change	(360)	1,288	(478)
Interest rate swaps (see Notes 1 and 12):
Change in unrealized gains (losses)	1,212	(1,834)	(815)
Reclassification of ineffectiveness realized in net loss	(373)
Reclassification of losses realized in net loss, net of payments		206
Net change	839	(1,628)	(815)
Defined benefit post-retirement plan:
Unrealized gain (loss) due to fair value adjustments	2,466	(590)	(1,301)
Income tax expense (benefit) related to items of other comprehensive income (loss)	(1,315)	517	990
Other comprehensive income (loss)	1,630	(413)	(1,604)
Comprehensive loss	(163,205)	(39,737)	(55,323)
(Earnings) loss attributable to noncontrolling interests	(3,657)	(1,043)	238
Comprehensive loss attributable to Kindred	$ (166,862)	$ (40,780)	$ (55,085)